Other financial assets and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About Other Financial Assets and Other Noncurrent Assets

	December 31,
in €‘000	2020	2021
Unpaid contribution of capital	79,343	—
Loans receivable (net of expected credit loss)	4,463	1,201
Deposits	1,228	1,855
Equity investment	—	2,605
Other financial assets	10,021	365
Prepayment non-current	—	35,305

Total	95,055	41,331

Summary of the Composition and Movements of Loans Receivable
The following table displays the composition and movements of loans receivable.

Composition and movements of loan receivables
in €‘000	Loans non-current	Loans current	Total
Balance as of January 1, 2020	3,882	696	4,578
Collection of loans receivable	(454)	—	(454)
Issuance of loans receivable	2,687	—	2,687
Interest	66	202	268
Impairment	(1,496)	(202)	(1,698)
Others	(222)	(12)	(234)

Balance as of December 31, 2020	4,463	684	5,147

Collection of loans receivable	—	(265)	(265)
Issuance of loans receivable	2,122	148	2,270
Interest	251	24	275
Impairment	(5,889)	—	(5,889)
Others	254	(24)	230

Balance as of December 31, 2021	1,201	567	1,768

Summary of the provision for Expected Credit Losses
The movements specifically in the provision for Expected Credit Losses (“ECLs”) are as follows:

Provision for expected Credit Losses

in €‘000	2020	2021
Balance as of January 1,	(6,758)	(8,456)
Impairment	(1,698)	(5,889)

Balance as of December 31,	(8,456)	(14,345)